Recent accounting pronouncements not yet adopted	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements not yet adopted	Accounting pronouncements recently adopted
a) Segment reporting
The Company adopted the new standard for segment reporting that is effective for the fiscal year beginning January 1, 2024. In November 2023, the FASB issued ASU 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures. This accounting standard update was issued to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The Company has updated its disclosures to reflect the additional requirements.
Recent accounting pronouncements not yet adopted
a) Joint venture formations
In August 2023, the FASB issued ASU 2023-05, Business Combinations - Joint Venture Formations. This accounting standard update was issued to create new requirements for valuing contributions made to a joint venture upon formation. This standard is effective January 1, 2025, with early adoption permitted. The Company is assessing the impact the adoption of this standard and expects it to have no material impact on its consolidated financial statements.
b) Income taxes
In December 2023, the FASB issued ASU 2023-09, Income Taxes: Improvements to Income Tax Disclosures. This accounting standard update was issued to increase transparency by improving income tax disclosures, primarily related to the rate reconciliation and income taxes paid information. This standard is effective for the fiscal year beginning January 1, 2025, with early adoption permitted. The Company is assessing the impact the adoption of this standard may have on its consolidated financial statements.
c) Stock compensation
In March 2024, the FASB issued ASU 2024-01, Compensation - Stock Compensation. This accounting standard update was issued to reduce complexity in determining if profit interest awards are subject to Topic 718 and to reduce diversity in practice. This standard is effective for annual statements for the fiscal year beginning January 1, 2025. The Company is assessing the impact the adoption of this standard and expects it to have no material impact on its consolidated financial statements.
d) Debt with conversion options
In November 2024, the FASB issued ASU 2024-04, Debt - Debt with Conversion and Other Options. This accounting standard update was issued to improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20. This standard is effective for annual statements for the fiscal year beginning January 1, 2026. The Company is assessing the impact the adoption of this standard may have on its consolidated financial statements.
e) Expense disaggregation
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures. This accounting standard update was issued to require public entities to disclose additional information about specific expense categories in the notes to financial statements. This standard is effective for annual statements for the fiscal year beginning January 1, 2027. The Company is assessing the impact the adoption of this standard may have on its consolidated financial statements.
Change in significant accounting policy - Basis of presentation
The following tables summarize the effect of the change in accounting policy (note 2(a)(i)) on the Consolidated Statement of Operations and Comprehensive Income for the year ended December 31, 2024, and 2023:

	Year ended December 31, 2024			Year ended December 31, 2023
	Without change	Effect of change	As reported	As originally reported	Effect of change	As reported
Revenue	$1,169,421	$(3,634)	$1,165,787	$957,220	$7,460	$964,680
Cost of sales	792,300	(3,244)	789,056	671,684	6,844	678,528
Gross profit	210,439	(391)	210,048	154,217	616	154,833
Equity earnings in affiliates and joint ventures	(14,908)	(391)	(15,299)	(25,815)	616	(25,199)
Net income	44,085	—	44,085	63,141	—	63,141